ACQUISITIONS OF CONSOLIDATED ENTITIES - Schedule of Balance Sheet Impact on Significant Business Combinations (Details) - USD ($) $ in Millions															12 Months Ended
	Dec. 30, 2019	Dec. 12, 2019	Nov. 29, 2019	Sep. 26, 2019	Jun. 06, 2019	Apr. 30, 2019	Mar. 22, 2019	Dec. 07, 2018	Oct. 16, 2018	Oct. 01, 2018	Aug. 28, 2018	Aug. 03, 2018	Aug. 01, 2018	Jun. 12, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Equity accounted investments															$ 895
Investment properties															3,669
Goodwill															14,550	$ 8,815	$ 5,317
Less:
Revenue of combined entity as if combination occurred at beginning of period															14,700	12,600
Profit (loss) of combined entity as if combination occurred at beginning of period															189	1,800
Forest City [Member]
Disclosure of detailed information about business combination [line items]
Investment properties								$ 9,397
Renewable Power
Disclosure of detailed information about business combination [line items]
Goodwill															977	941
Renewable Power | Saeta Yield [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired				100.00%
Cash and cash equivalents															3
Accounts receivable and other															31
Inventory															7
Equity accounted investments															0
Investment properties															0
Property, plant and equipment															759
Intangible assets															0
Goodwill															0
Deferred income tax assets															0
Total assets															800
Less:
Accounts payable and other															(65)
Non-recourse borrowings															0
Deferred income tax liabilities															0
Non-controlling interests															0
Total liabilities															(65)
Net assets acquired															735
Consideration				$ 735											735
Revenue of combined entity as if combination occurred at beginning of period				67
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 22
Renewable Power | Saeta Yield [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired														95.00%
Cash and cash equivalents														$ 187
Accounts receivable and other														216
Inventory														0
Equity accounted investments														14
Investment properties														0
Property, plant and equipment														2,724
Intangible assets														258
Goodwill														115
Deferred income tax assets														0
Total assets														3,514
Less:
Accounts payable and other														(320)
Non-recourse borrowings														(1,906)
Deferred income tax liabilities														(174)
Non-controlling interests														0
Total liabilities														(2,400)
Net assets acquired														1,114
Consideration														1,114
Revenue of combined entity as if combination occurred at beginning of period														407
Profit (loss) of combined entity as if combination occurred at beginning of period														$ 63
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill															5,218	2,411
Private Equity | Westinghouse [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired						100.00%
Cash and cash equivalents															11
Accounts receivable and other															1,503
Inventory															1,775
Equity accounted investments															838
Investment properties															0
Property, plant and equipment															3,582
Intangible assets															6,420
Goodwill															1,894
Deferred income tax assets															181
Total assets															16,204
Less:
Accounts payable and other															(1,998)
Non-recourse borrowings															0
Deferred income tax liabilities															(967)
Non-controlling interests															(469)
Total liabilities															(3,434)
Net assets acquired															12,770
Consideration						$ 12,800									12,770
Revenue of combined entity as if combination occurred at beginning of period						8,300
Profit (loss) of combined entity as if combination occurred at beginning of period						74
Consideration transferred, acquisition-date asset level debt						$ 9,900
Private Equity | Healthscope [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired					100.00%
Cash and cash equivalents															25
Accounts receivable and other															196
Inventory															41
Equity accounted investments															9
Investment properties															0
Property, plant and equipment															2,590
Intangible assets															280
Goodwill															1,548
Deferred income tax assets															136
Total assets															4,825
Less:
Accounts payable and other															(691)
Non-recourse borrowings															0
Deferred income tax liabilities															(79)
Non-controlling interests															0
Total liabilities															(770)
Net assets acquired															4,055
Consideration					$ 4,100										4,055
Revenue of combined entity as if combination occurred at beginning of period					1,600
Profit (loss) of combined entity as if combination occurred at beginning of period					81
Consideration transferred, acquisition-date asset level debt					$ 2,900
Private Equity | Genworth [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired		57.00%
Cash and cash equivalents															253
Accounts receivable and other															4,796
Inventory															0
Equity accounted investments															0
Investment properties															0
Property, plant and equipment															10
Intangible assets															243
Goodwill															0
Deferred income tax assets															0
Total assets															5,302
Less:
Accounts payable and other															(1,954)
Non-recourse borrowings															(342)
Deferred income tax liabilities															(49)
Non-controlling interests															(1,279)
Total liabilities															(3,624)
Net assets acquired															1,678
Consideration		$ 1,700													1,674
Revenue of combined entity as if combination occurred at beginning of period		677
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 321
Private Equity | Westinghouse [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired													100.00%
Cash and cash equivalents													$ 250
Accounts receivable and other													1,854
Inventory													626
Equity accounted investments													7
Investment properties													0
Property, plant and equipment													931
Intangible assets													2,683
Goodwill													213
Deferred income tax assets													7
Total assets													6,571
Less:
Accounts payable and other													(2,645)
Non-recourse borrowings													(3)
Deferred income tax liabilities													(81)
Non-controlling interests													(7)
Total liabilities													(2,736)
Net assets acquired													3,835
Consideration													3,835
Revenue of combined entity as if combination occurred at beginning of period													3,900
Profit (loss) of combined entity as if combination occurred at beginning of period													$ 200
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill															6,553	$ 3,859
Infrastructure | East-West Pipeline Limited (EWPL) [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired							100.00%
Cash and cash equivalents															0
Accounts receivable and other															66
Inventory															28
Equity accounted investments															0
Investment properties															0
Property, plant and equipment															2,134
Intangible assets															295
Goodwill															0
Deferred income tax assets															0
Total assets															2,523
Less:
Accounts payable and other															(66)
Non-recourse borrowings															0
Deferred income tax liabilities															0
Non-controlling interests															(578)
Total liabilities															(644)
Net assets acquired															1,879
Consideration							$ 1,900								1,879
Revenue of combined entity as if combination occurred at beginning of period							359
Profit (loss) of combined entity as if combination occurred at beginning of period							$ 65
Infrastructure | Genesee and Wyoming [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired	100.00%
Cash and cash equivalents															67
Accounts receivable and other															461
Inventory															43
Equity accounted investments															48
Investment properties															0
Property, plant and equipment															5,283
Intangible assets															1,992
Goodwill	$ 2,000
Deferred income tax assets															5
Total assets															11,525
Less:
Accounts payable and other															(2,071)
Non-recourse borrowings															(1,567)
Deferred income tax liabilities															(1,111)
Non-controlling interests															(250)
Total liabilities															(4,999)
Net assets acquired															6,526
Consideration	6,500														6,526
Revenue of combined entity as if combination occurred at beginning of period	2,300
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 235
Infrastructure | Enercare [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired									100.00%
Cash and cash equivalents									$ 24
Accounts receivable and other									187
Inventory									0
Equity accounted investments									0
Investment properties									0
Property, plant and equipment									669
Intangible assets									1,863
Goodwill									1,260						$ 1,300
Deferred income tax assets									23
Total assets									4,026
Less:
Accounts payable and other									(235)
Non-recourse borrowings									(877)
Deferred income tax liabilities									(472)
Non-controlling interests									0
Total liabilities									(1,584)
Net assets acquired									2,442
Consideration									2,442
Revenue of combined entity as if combination occurred at beginning of period									949
Profit (loss) of combined entity as if combination occurred at beginning of period									$ 5
Infrastructure | North River [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired										100.00%					100.00%
Cash and cash equivalents										$ 10					$ 2
Accounts receivable and other										55					0
Inventory										0					3
Equity accounted investments										0					0
Investment properties										0					0
Property, plant and equipment										1,442					1,198
Intangible assets										157					74
Goodwill										524					218
Deferred income tax assets										0					41
Total assets										2,188					1,536
Less:
Accounts payable and other										(46)					(218)
Non-recourse borrowings										0					0
Deferred income tax liabilities										(186)					0
Non-controlling interests										0					0
Total liabilities										(232)					(218)
Net assets acquired										1,956					1,318
Consideration										1,956					1,318
Revenue of combined entity as if combination occurred at beginning of period										246					271
Profit (loss) of combined entity as if combination occurred at beginning of period										$ 16					121
Infrastructure | Evoque [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired																100.00%
Cash and cash equivalents																$ 0
Accounts receivable and other																3
Inventory																0
Equity accounted investments																0
Investment properties																0
Property, plant and equipment																440
Intangible assets																221
Goodwill																463
Deferred income tax assets																0
Total assets																1,127
Less:
Accounts payable and other																(24)
Non-recourse borrowings																0
Deferred income tax liabilities																0
Non-controlling interests																0
Total liabilities																(24)
Net assets acquired																1,103
Consideration																1,103
Revenue of combined entity as if combination occurred at beginning of period																321
Profit (loss) of combined entity as if combination occurred at beginning of period																6
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill															1,357	$ 1,157
Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired			84.00%
Cash and cash equivalents															27
Accounts receivable and other															92
Inventory															43
Equity accounted investments															0
Investment properties															3,458
Property, plant and equipment															95
Intangible assets															2
Goodwill															0
Deferred income tax assets															0
Total assets															3,717
Less:
Accounts payable and other															(2,368)
Non-recourse borrowings															(537)
Deferred income tax liabilities															0
Non-controlling interests															(88)
Total liabilities															(2,993)
Net assets acquired															724
Consideration			$ 724												$ 724
Revenue of combined entity as if combination occurred at beginning of period			174
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 4
Real Estate | 666 Fifth Avenue [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired												100.00%
Cash and cash equivalents												$ 0
Accounts receivable and other												11
Inventory												0
Equity accounted investments												0
Investment properties												1,292
Property, plant and equipment												0
Intangible assets												0
Goodwill												0
Deferred income tax assets												0
Total assets												1,303
Less:
Accounts payable and other												(4)
Non-recourse borrowings												0
Deferred income tax liabilities												0
Non-controlling interests												0
Total liabilities												(4)
Net assets acquired												1,299
Consideration												1,299
Revenue of combined entity as if combination occurred at beginning of period												84
Profit (loss) of combined entity as if combination occurred at beginning of period												$ 85
Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents											$ 424
Accounts receivable and other											592
Inventory											0
Equity accounted investments											10,829
Investment properties											17,991
Property, plant and equipment											56
Intangible assets											0
Goodwill											0
Deferred income tax assets											0
Total assets											29,892
Less:
Accounts payable and other											(691)
Non-recourse borrowings											(13,147)
Deferred income tax liabilities											(11)
Non-controlling interests											(1,882)
Total liabilities											(15,731)
Net assets acquired											14,161
Consideration											13,240
Revenue of combined entity as if combination occurred at beginning of period											1,800
Profit (loss) of combined entity as if combination occurred at beginning of period											$ 1,100
Real Estate | Forest City [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired								100.00%
Cash and cash equivalents								$ 451
Accounts receivable and other								960
Inventory								89
Equity accounted investments								1,467
Property, plant and equipment								0
Intangible assets								0
Goodwill								0
Deferred income tax assets								0
Total assets								12,364
Less:
Accounts payable and other								(1,119)
Non-recourse borrowings								(3,664)
Deferred income tax liabilities								0
Non-controlling interests								(633)
Total liabilities								(5,416)
Net assets acquired								6,948
Consideration								6,948
Revenue of combined entity as if combination occurred at beginning of period								1,100
Profit (loss) of combined entity as if combination occurred at beginning of period								$ 381